SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS, Share Option Plan and Related Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 17, 2020 USD ($) Grantee $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Stock-based compensation [Abstract]
Share based compensation expense		$ 127,957	$ 28,277	$ 8,249
Share Options [Member]
Stock-based compensation [Abstract]
Weighted-average grant date fair value (in dollars per share) | $ / shares		$ 9.32	$ 5.61	$ 4.10
Aggregate intrinsic value, exercised		$ 49,224	$ 20,649	$ 3,199
Unrecognized share based compensation cost		$ 49,608
Weighted-average period expected to be recognized		3 years 25 days
Number of shares approved for one-time share option repricing (in shares) | shares	18,553,684
Number of grantees for one-time share option repricing | Grantee	1,369
Exercise price of share option repricing (in dollars per share) | $ / shares	$ 2.63
Total incremental value from the modification	$ 14,530
Share based compensation expense		$ 1,390	$ 6,514